Equity (Details) - Class A Ordinary Shares [Member] - USD ($) $ in Millions	Feb. 07, 2025	Feb. 05, 2025
Equity [Line Item]
Issue and sale of shares (in Shares)		7,142,858
Proceeds from issuance of ordinary shares	$ 41.6	$ 50.0
Authorized amount of buy back shares	$ 30.0